EMPLOYEE COMPENSATION AND BENEFIT EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Employee Compensation And Benefit Expense [Line Items]
Wages and salaries	$ 200.9	$ 175.8
Social security, pension and government-mandated programs(i)	78.9	76.0
Other benefits	51.8	17.0
Total employee compensation and benefits expenses	331.6	268.8
Post-employment benefit expense, defined contribution plans	9.3	7.3
Defined contribution plan, employer matching contribution, payable	$ 4.1	$ 3.1